Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2022
Labor And Social Obligations
Schedule of employees benefits

	December 31, 2022	December 31, 2021
Salaries and payroll charges	70,089	58,591
Provision for vacation	254,469	226,127
Healthcare plan (i)	70,136	45,915
Provision for profit sharing (ii)	96,227	88,376
Consent Decree (TAC)	6,114	5,723
Knowledge Retention Program (PRC)	1,469	1,884
Total	498,504	426,616